INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - Geographic Distribution (Details 2) (Excess Mortgage Servicing Rights Investees)	Dec. 31, 2013
Percentage of UPB	100.00%
California
Percentage of UPB	23.50%
Florida
Percentage of UPB	9.20%
New York
Percentage of UPB	5.30%
Texas
Percentage of UPB	4.90%
Georgia
Percentage of UPB	4.00%
New Jersey
Percentage of UPB	3.70%
Illinois
Percentage of UPB	3.50%
Virginia
Percentage of UPB	3.10%
Maryland
Percentage of UPB	3.10%
Washington
Percentage of UPB	2.80%
Other US Locations
Percentage of UPB	36.90%